Semi-Annual Report

                          (THE JENSEN PORTFOLIO LOGO)

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2002

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders;

  For many investors, 2002 will go down as a forgettable year. For the first time in 60 years, the S&P 500 was down for the third year in a row. According to the press, there are any number of reasons why the market turned in such a dreary performance.

  War, corporate governance, and analysts' biased recommendations from the internet/telecom sector are usually at the top of their lists. We are indeed witnessing more sell recommendations from brokerage firms than before--an unusual response with the S&P 500 selling at a fraction of its earlier high when the common recommendation was "buy now." We guess it's a manifestation of the buy-high, sell-low strategy.

  The possibility of war continues to weigh heavily on us all. The inevitability of the outcome provides what little comfort there is. No one knows, of course, how investors have factored the threat of war into their decisions since 9/11, but their response to previous hostilities has been uniformly positive once the magnitude of the situation is understood.

  Corporate governance was another major issue of the year. There is no question that as Enron and Worldcom continue to unfold, they are an affront to propriety. The axiom "caveat emptor" (let the buyer beware) suggests this kind of folly has persisted for centuries. Congress has prescribed its cure by enacting the Sarbanes-Oxley legislation that will no doubt be as much of a deterrent as previous laws banning greed and avarice.

  There exist, of course, a number of safeguards for investors. Each company's Board of Directors represents the interest of shareholders and is the first line of shareholder defense. Secondly, an independent accounting firm certifies the accuracy of the company's annual report to shareholders. Beyond that, investment firms employ specialists who review public information such as quarterly reports as well as having access to corporate management. None of this is more important, however, than management giving visibility of business practices to employees and Directors. In my opinion, companies that have reported high, consistent returns over long periods of times, such as the companies in the Jensen Portfolio, have both the tradition and incentive to provide accurate information to shareholders.

  2002 will be remembered for positive events as well. At the top of our list is Coca-Cola's (please see Schedule of Investments) decision to join a handful of companies (including Gillette, Washington Post and Berkshire Hathaway) that will no longer give quarterly earnings guidance. The reason Coke gave was to change the focus of analysts, investors, as well as Coca-Cola's managers from short-term earnings targets to concentration upon what's best for the company in the long term. Coca-Cola's management said it would stand by its corporate goal of double-digit earnings growth and single-digit sales growth over the long term. Our New Year's wish is for this kind of maturity to become a trend then an avalanche.

  Another souvenir of 2002 was the business performance of the companies held in the Jensen Portfolio. Reporting record results in a booming economy is not unusual; continuing to report record results in a flagging economy challenges the greatest of companies. Of the 26 businesses held in the Jensen Portfolio, we expect 21 to generate their best ever free cash flows (described in greater detail later in this letter) and earnings in 2002. We expect 25 of them to report record business performance in 2003.

  The relationship between business performance and market performance has never been precise and rarely understandable--in the short term. In the long term we believe that consistent business performance is translated into equivalent market performance.

  Our measurement of choice for business performance is the cash that the business generates after tax and for the benefit of the company's owners, or free cash flow. The primary tool we use for qualifying Portfolio candidates is an annual requirement of a 15 percent return on equity for ten years. If management is able to continue to maintain its company's competitive advantage, the cash earned and retained will enjoy the same high rate of return as the business has earned in the past. The shareholder, then, will enjoy the magic of compounding if shares are held over time. Simply said, a company will be more valuable each year it reports a high return on equity, regardless of how the market is evaluating it at the moment.

  Beyond that short commercial, these moments in time when stocks are not popular are salad days for the long-term investor. Contrary to the popularity of momentum investing, it simply should not take more courage to purchase a good company at $50 a share than at $100. Along that line, the Jensen Portfolio has had the pleasure of buying companies in all but a dozen or so market days of 2002.

  We are pleased to report that the net assets of the Jensen Portfolio stood at $1.050 billion on December 31, 2002--a significant achievement considering net assets were $119 million at the beginning of the year. One modest, but important, benefit is that the Portfolio's expense ratio is at a record low. A second, less tangible but equally important, benefit is the growing endorsement of a strategy that relies on a company's ability to consistently create value for its owners over time.

  In addition to welcoming new owners of the Portfolio, we wish to suggest this is an excellent time of the year to review your monetary assets with your financial counselor. 2003 IRA contributions, for which the Jensen Portfolio is an eligible investment, may be made at any time during the year. We suggest contacting your Human Resource Department to find out if the Fund is eligible for your 401(k) plan.

  We wish everyone a prosperous New Year.

Cordially,

/s/Val Jensen

Val Jensen, Chairman
Jensen Investment Management, Inc.

Opinions expressed are those of Val Jensen and subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

This semi-annual report must be preceded or accompanied by a current prospectus. Mutual fund investing involves risk. Principal loss is possible.

Past performance is no guarantee of future results. For more complete performance information, please refer to the following semi-annual report. The S&P 500 Index is a broad based unmanaged index of 500 common stocks that is widely recognized as representative of the equity market in general. One cannot directly invest in an index. Please refer to the Schedule of Investments for a list of fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, Distributor, 01/03

STATEMENT OF ASSETS & LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)

ASSETS:
Investments, at value
  (cost $1,096,491,852)                                         $1,087,216,761
Income receivable                                                    1,021,315
Receivable for capital stock issued                                 11,871,602
Other assets                                                            93,116
                                                                --------------
                    TOTAL ASSETS                                 1,100,202,794
                                                                --------------

LIABILITIES:
Payable to Investment Adviser                                          374,350
Payable to Directors                                                    16,170
Payable for securities purchased                                    54,391,153
Payable for capital stock redeemed                                   2,844,035
Other accrued expenses                                                 399,762
                                                                --------------
                    TOTAL LIABILITIES                               58,025,470
                                                                --------------
NET ASSETS                                                      $1,042,177,324
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:
Capital stock                                                    1,051,388,386
Unrealized depreciation on investments                              (9,275,091)
Accumulated undistributed
  net investment income                                                614,038
Accumulated undistributed
  net realized loss                                                   (550,009)
                                                                --------------
                    TOTAL NET ASSETS                            $1,042,177,324
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE, 49,628,127
  SHARES OUTSTANDING (100,000,000 SHARES
  AUTHORIZED, $.001 PAR VALUE)                                          $21.00
                                                                        ------
                                                                        ------

                       See notes to financial statements.

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002 (UNAUDITED)

Number of Shares                                                  Fair Value
----------------                                                  ----------
               COMMON STOCK 98.86%

               ADVERTISING AGENCIES 4.68%
    717,000    Omnicom Group Inc.                               $   48,791,850
                                                                --------------

               APPAREL MANUFACTURERS 5.46%
  1,546,000    Jones Apparel
                 Group, Inc. #<F1>                                  56,892,800
                                                                --------------

               BANKS 5.77%
  1,337,000    State Street Corporation                             60,165,000
                                                                --------------

               BEVERAGES 3.76%
    859,000    The Coca-Cola Company                                39,204,760
                                                                --------------

               COMPUTER SOFTWARE SERVICES 7.18%
     22,000    Adobe Systems
                 Incorporated                                          649,660
  1,072,000    Automatic Data
                 Processing, Inc.                                   46,599,840
    943,000    Paychex, Inc.                                        27,535,600
                                                                --------------
                                                                    74,785,100
                                                                --------------

               DRUGS 8.13%
    667,000    Merck & Co. Inc.                                     39,626,470
  1,430,000    Pfizer Inc.                                          45,102,200
                                                                --------------
                                                                    84,728,670
                                                                --------------

               ELECTRICAL EQUIPMENT 8.83%
    952,000    Emerson Electric Co.                                 49,646,800
  1,562,000    General Electric
                 Company                                            42,330,200
                                                                --------------
                                                                    91,977,000
                                                                --------------

               FINANCIAL SERVICES 5.56%
  2,717,000    MBNA Corporation                                     57,980,780
                                                                --------------

               HEALTHCARE PRODUCTS 4.20%
    768,000    Johnson & Johnson                                    43,791,360
                                                                --------------

               HOUSEHOLD PRODUCTS 10.47%
    640,000    Colgate-Palmolive
                 Company                                            32,889,600
    863,000    The Clorox Company                                   37,833,920
    457,000    The Proctor &
                 Gamble Company                                     38,388,000
                                                                --------------
                                                                   109,111,520
                                                                --------------

               INDUSTRIAL SERVICES  5.01%
  2,147,000    Equifax Inc.                                         52,172,100
                                                                --------------

               MEDICAL SUPPLIES 12.56%
  1,028,000    Abbott Laboratories                                  45,005,840
    780,000    Medtronic, Inc.                                      36,465,000
    800,000    Stryker Corporation                                  49,480,000
                                                                --------------
                                                                   130,950,840
                                                                --------------

               NEWSPAPERS 3.92%
    573,000    Gannett Co., Inc.                                    40,826,250
                                                                --------------

               OFFICE EQUIPMENT 7.32%
    334,000    3M Co.                                               43,369,900
    512,000    Zebra Technologies
                 Corporation #<F1>                                  32,870,400
                                                                --------------
                                                                    76,240,300
                                                                --------------

               PRECISION INSTRUMENTS 1.17%
    401,000    Dionex Corporation #<F1>                             12,158,320
                                                                --------------

               THRIFT INDUSTRY 4.84%
    404,000    Fannie Mae                                           25,472,200
    434,000    Freddie Mac                                          25,015,760
                                                                --------------
                                                                    50,487,960
                                                                --------------
               Total Common Stock
                 (Cost $1,039,541,230)                           1,030,264,610
                                                                --------------

Principal Amount
----------------

               SHORT-TERM INVESTMENTS 5.46%

               VARIABLE RATE DEMAND NOTES*<F2> 0.43%
 $1,224,666    American Family Financial
                 Services, Inc., 0.99%                               1,224,666
  1,194,078    Wisconsin Corporate
                 Central Credit
                 Union, 1.05%                                        1,194,078
  2,105,407    Wisconsin Electric Power
                 Company, 0.99%                                      2,105,407
                                                                --------------
                                                                     4,524,151
                                                                --------------

               U.S. GOVERNMENT AGENCY
                 DISCOUNT NOTES  5.03%
 52,428,000    Federal Home Loan Discount
                 NT, 1.75%, 12/2/02                                 52,428,000
                                                                --------------
               Total Short-Term
                 Investments
                 (Cost $56,950,622)                                 56,952,151
                                                                --------------
               Total Investments  104.32%
                 (Cost $1,096,491,852)                           1,087,216,761
                                                                --------------
               Liabilities, Less
                 Other Assets (4.32)%                              (45,039,437)
                                                                --------------
               NET ASSETS 100.00%                               $1,042,177,324
                                                                --------------
                                                                --------------

#<F1>  Non-income producing security.
*<F2> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of November 30, 2002.

                       See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                $  4,057,522
   Interest income                                                     114,138
                                                                  ------------
                                                                     4,171,660
                                                                  ------------
EXPENSES:
   Investment advisory fees                                          1,487,771
   Shareholder servicing fees                                          446,332
   12b-1 fees                                                          297,554
   Administration fees                                                 119,520
   Transfer agent fees and expenses                                     91,350
   Federal and state registration fees                                  84,554
   Custody fees                                                         74,700
   Reports to shareholders                                              57,782
   Fund accounting fees                                                 30,601
   Directors' fees and expenses                                         16,840
   Professional fees                                                    15,326
   Other                                                                 8,646
   Interest expense                                                        121
                                                                  ------------
          Total expenses                                             2,731,097
                                                                  ------------
NET INVESTMENT INCOME                                                1,440,563
                                                                  ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment
  transactions                                                         511,621
Change in unrealized appreciation
  on investments                                                   (18,348,450)
                                                                  ------------
Net loss on investments                                            (17,836,829)
                                                                  ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                      $(16,396,266)
                                                                  ------------
                                                                  ------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                  NOV 30, '02      MAY 31, '02
                                                  -----------      -----------
                                                  (UNAUDITED)
OPERATIONS:
   Net investment
     income                                      $    1,440,563   $    337,293
   Net realized gain (loss)
     on investment
     transactions                                       511,621       (818,178)
   Change in unrealized
     appreciation on
     investments                                    (18,348,450)    (3,215,626)
                                                 --------------   ------------
   Net decrease in
     net assets resulting
     from operations                                (16,396,266)    (3,696,511)
                                                 --------------   ------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                      703,126,076    458,477,927
   Shares issued to holders
     in reinvestment
     of dividends                                       728,761        235,266
   Shares redeemed                                 (117,835,618)   (27,382,201)
                                                 --------------   ------------
   Net increase                                     586,019,219    431,330,992
                                                 --------------   ------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment
     income                                            (859,163)      (340,360)
   From net
     realized gains                                          --             --
                                                 --------------   ------------
   Total dividends and
     distributions                                     (859,163)      (340,360)
                                                 --------------   ------------

INCREASE
  IN NET ASSETS                                     568,763,790    427,294,121

NET ASSETS:
   Beginning of period                              473,413,534     46,119,413
                                                 --------------   ------------
   End of period (including
     undistributed net investment
     income of $614,038
     and $32,638,
     respectively)                               $1,042,177,324   $473,413,534
                                                 --------------   ------------
                                                 --------------   ------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
PER SHARE DATA:                             NOV. 30, '02   MAY 31, '02    MAY 31, '01    MAY 31, '00    MAY 31, '99    MAY 31, '98
                                            ------------   -----------    -----------    -----------    -----------    -----------
                                            (UNAUDITED)
Net asset value,
   beginning of period                         $22.51         $21.53         $22.25         $19.42         $16.87         $14.78

Income from investment
   operations:
   Net investment income                         0.04           0.05           0.09           0.06           0.05           0.23
   Net realized and unrealized
      gains (losses) on investments             (1.52)          1.00          (0.14)          5.30           2.56           2.46
                                               ------         ------         ------         ------         ------         ------
   Total from investment
      operations                                (1.48)          1.05          (0.05)          5.36           2.61           2.69
                                               ------         ------         ------         ------         ------         ------
Less distributions:
   Dividends from net investment
     income                                     (0.03)         (0.07)         (0.10)         (0.03)         (0.05)         (0.23)
   Distribution in excess of net
     investment income                             --             --             --             --          (0.01)            --
   From net realized gains                         --             --          (0.57)         (2.50)            --          (0.37)
                                               ------         ------         ------         ------         ------         ------
                                                (0.03)         (0.07)         (0.67)         (2.53)         (0.06)         (0.60)
                                               ------         ------         ------         ------         ------         ------
Net asset value,
   end of period                               $21.00         $22.51         $21.53         $22.25         $19.42         $16.87
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return(1)<F3>                             -6.56%          4.88%         -0.18%         27.65%         15.51%         18.28%

Supplemental data and ratios:
   Net assets,
      end of period                    $1,042,177,324   $473,413,534    $46,119,413    $30,525,067    $24,542,844    $19,900,373

   Ratio of expenses
     to average net assets(2)<F4>                0.92%          1.00%          0.95%          0.94%          0.96%          1.02%

   Ratio of net investment income
     to average net assets(2)<F4>                0.48%          0.23%          0.45%          0.31%          0.27%          1.44%

   Portfolio turnover rate                       2.10%          0.78%          6.53%         32.35%         13.87%         20.80%

(1)<F3>  Not annualized for the six months ended November 30, 2002.
(2)<F4>  Annualized for the six months ended November 30, 2002.

                       See notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2002 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

The Jensen Portfolio, Inc. (the "Fund") was organized as an Oregon Corporation on April 17, 1992, and is registered as an open-end, nondiversified management investment company under the Investment Company Act of 1940. The principal investment objective of the Fund is long-term capital appreciation. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on June 29, 1992 ("initial shares"). The Fund commenced operations on August 3, 1992.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Securities that are listed on United States stock exchanges are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, then at the average of the last available bid and ask prices. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the last sale price on the day the securities are valued, or if there has been no sale on that day, then at the average of the current bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by the Investment Adviser at or under the direction of the Fund's Board of Directors. There were no securities valued by the Board of Directors for the six months ended November 30, 2002. Variable rate demand notes are valued at cost which approximates fair value. Notwithstanding the above, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices reflect market values.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders - Dividends to shareholders are recorded on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent financial reporting and tax differences are reclassified to capital stock.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on trade date. Gains or losses from the investment transactions are determined on the basis of identified carrying value. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. These notes may present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored, and these notes are considered to present minimal credit risk in the opinion of the Investment Adviser.

2.   CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                        Six Months
                                          Ended             Year Ended
                                       Nov. 30, '02        May 31, '02
                                       ------------        -----------
Shares sold                             34,577,238          20,083,354
Shares issued to holders in
  reinvestment of dividends                 37,617              10,509
Shares redeemed                         (6,016,402)         (1,205,945)
                                        ----------          ----------
Net increase                            28,598,453          18,887,918

Shares outstanding:
Beginning of period                     21,029,674           2,141,756
                                        ----------          ----------
End of period                           49,628,127          21,029,674
                                        ----------          ----------
                                        ----------          ----------

3.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended November 30, 2002, were $595,771,934 and $12,928,526, respectively.

At November 30, 2002, gross unrealized appreciation and depreciation of investments were as follows:

Appreciation                                     $49,694,396
(Depreciation)                                   (58,969,487)
                                                 -----------
Net depreciation on
  investments                                    $(9,275,091)
                                                 -----------
                                                 -----------

At November 30, 2002, the cost of investments for federal income tax purposes was $1,096,491,852.

At November 30, 2002 the Fund had accumulated net realized capital loss carryovers of $243,453 and $818,178 expiring in 2009 and 2010, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory and Service Contract with Jensen Investment Management, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund's daily net assets.

Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.

5.   EXPENSE GUARANTEE

In order to limit the Fund's expenses, the Investment Adviser has guaranteed that certain expenses payable by the Fund (including, but not limited to, management fees, legal, audit, custodial, printing and other regular Fund expenses, but excluding brokerage commissions, taxes, interest, organizational costs and other expenses that are capitalized, and all extraordinary items such as litigation or indemnification expenses) will not exceed 1.40% in any fiscal year. If the Fund's regular operating expenses exceed 1.40% (expressed as a percentage of average daily net assets on an annual basis), the Investment Adviser will reduce its management fee, or reimburse the Fund, in an amount equal to the excess.

Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.40%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

6.   DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.10% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred are tied in connection with the sale of shares and to the amounts of actual expenses incurred.

7.   ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS (UNAUDITED)

INDEPENDENT DIRECTORS

                                                                                                 # OF
                                                                                                 PORTFOLIOS
                                             TERM OF             PRINCIPAL                       IN FUND        OTHER
                              POSITION(S)    OFFICE AND          OCCUPATION                      COMPLEX        DIRECTORSHIPS
                              HELD WITH      LENGTH OF           DURING PAST                     OVERSEEN       HELD BY
NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED         FIVE YEARS                      BY DIRECTOR    DIRECTOR
---------------------         -----------    -----------         -----------                     -----------    -------------
Norman W. Achen, 81           Independent    Indefinite Term;    President of N.W.                    1         Director of
The Jensen Portfolio, Inc.    Director       Served since        Achen Professional                             Brentwood
2130 Pacwest Center                          inception.          Corporation                                    Biomedical
1211 SW Fifth Avenue                                             (1980 - present);                              Research
Portland, OR 97204                                               Chairman and CEO                               Institute
                                                                 of the Achen Group                             (1998 - present);
                                                                 (1992 - 2001).                                 Director of IMDP
                                                                                                                (1998 - present).

Roger A. Cooke, 54            Independent    Indefinite Term;    Vice President - Regulatory          1         None
The Jensen Portfolio, Inc.    Director       3 years served.     and Legal Affairs of
2130 Pacwest Center                                              Precision Castparts Corp.
1211 SW Fifth Avenue                                             (2000 - present);
Portland, OR 97204                                               Executive Vice President -
                                                                 Regulatory and Legal
                                                                 Affairs of Fred Meyer, Inc.
                                                                 (1992 - 2000).

Robert E. Harold, 54          Independent    Indefinite Term;    Senior Director of Financial         1         Director for
The Jensen Portfolio, Inc.    Director       2 years served.     Planning of Nike, Inc.                         StoriedLearning,
2130 Pacwest Center                                              (2001 - present); Global                       Inc. (2000 -
1211 SW Fifth Avenue                                             Brand Controller for Nike,                     present); Director,
Portland, OR 97204                                               Inc. (1996, 1997, 2000 - 2001);                St. Mary's
                                                                 CFO (Interim) for Nike, Inc.                   Academy, a non-
                                                                 (1998 - 1999).                                 profit high school
                                                                                                                (2000 - present).

INTERESTED DIRECTORS

                                                                                                 # OF
                                                                                                 PORTFOLIOS
                                             TERM OF             PRINCIPAL                       IN FUND        OTHER
                              POSITION(S)    OFFICE AND          OCCUPATION                      COMPLEX        DIRECTORSHIPS
                              HELD WITH      LENGTH OF           DURING PAST                     OVERSEEN       HELD BY
NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED         FIVE YEARS                      BY DIRECTOR    DIRECTOR
---------------------         -----------    -----------         -----------                     -----------    -------------
Gary W. Hibler, Ph.D., 58     Director,      Indefinite Term;    President of Jensen                  1         None
Jensen Investment             President      Served as           Investment Management
  Management, Inc.            and            Director since      (1994 - Present).
2130 Pacwest Center           Treasurer      inception;
1211 SW Fifth Avenue                         Served as
Portland, OR 97204                           Secretary from
                                             inception to
                                             March 2002;
                                             Served as
                                             President since
                                             March 2002.

Val E. Jensen, 73             Director and   Indefinite Term;    Chairman and Director                1         None
Jensen Investment             Chairman       Served as           of Jensen Investment
  Management, Inc.                           Director since      Management, Inc.
2130 Pacwest Center                          inception;          (1988 - present).
1211 SW Fifth Avenue                         Served as
Portland, OR 97204                           President
                                             from inception
                                             to March 2002;
                                             Served as
                                             Chairman since
                                             March 2002.

INVESTMENT ADVISER
Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR  97204-3721
(800) 992-4144
www.jenseninvestment.com

FUND ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH  45202

LEGAL COUNSEL
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue
Suite 2300
Portland, OR  97204-1268

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1300 SW Fifth Avenue
Suite 3100
Portland, OR  97201-5638

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.